UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-23986

North Haven Private Assets Fund

(Exact name of registrant as specified in charter)

100 Front Street, Suite 700
West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Neha Champaneria Markle

c/o

100 Front Street, Suite 700
West Conshohocken, PA 19428

(Name and address of agent for service)

Copies of all communications to:

Rajib Chanda

Nathan Briggs

Matthew C. Micklavzina

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Registrant’s telephone number, including area code:  (212) 761-4000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)	The semi-annual report (the “Report”) of North Haven Private Assets Fund (the “Fund”) for the period ended September 30, 2025, is attached herewith:

North Haven Private Assets Fund

September 30, 2025 (Unaudited)

North Haven Private Assets Fund

TABLE OF CONTENTS

North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

September 30, 2025 (unaudited)

	Investment Strategy	Geographic Region	Acquisition Date	Cost Basis	Fair Value
Private Equity Investments (80.48%)(a)
Co-Investments (8.93%)
Durational Consumer SPV V, LP * (b)	Buyout	North America	8/27/2025	$3,549,000	$3,549,000
GHK RBS Co-Investment Vehicle LP * (b)	Buyout	North America	7/29/2025	5,330,000	5,330,000
Marlee Co-invest Feeder Parent, LP * (b)	Buyout	North America	5/2/2025	3,669,143	4,358,123
Menrva Co-investment, L.P. * (b)	Buyout	North America	5/15/2025	3,556,779	3,508,344
SCP Shield II, L.P. * (b)	Growth Capital	North America	7/25/2025	3,587,196	3,587,196
TCF2 Olipop SPV 1 LP * (b)	Growth Capital	North America	9/2/2025	6,030,000	6,030,000
Vesey Street Capital Partners Co-Invest Fund VI-A, L.P. * (b)	Buyout	North America	5/6/2025	3,523,333	3,506,676
Total Co-Investments (Cost $29,245,451)				$29,245,451	$29,869,339
Secondary Investments (71.55%)
ABRY Partners IX, L.P. (b) (c)	Buyout	North America	1/1/2025	3,821,532	4,065,855
Advent International GPE IX-F, Limited Partnership (b) (c)	Buyout	North America	1/1/2025	4,608,984	5,417,003
Advent International GPE VIII-B Limited Partnership (b)	Buyout	North America	1/1/2025	8,243,294	6,898,835
Advent International GPE VIII-H Limited Partnership * (b)	Buyout	North America	6/30/2025	4,797,678	6,313,998
AE Industrial Partners Fund II, LP (b) (c)	Buyout	North America	1/1/2025	4,200,590	6,932,506
Alpha Private Equity Fund 7 (SCA) SICAR * (b)	Buyout	Europe	6/30/2025	14,398,000	17,804,385
Apollo Overseas Partners (Lux) IX, SCSp (b) (c)	Buyout	North America	7/1/2025	10,607,968	11,816,274
Bain Capital Asia Fund IV, L.P. (b) (c)	Buyout	North America	12/31/2024	1,577,236	1,931,121
CF24SB SCSp (03/28/25) * (b) (c)	Buyout	North America	3/28/2025	543,712	669,717
CF24SB SCSp (06/30/25) * (b) (c)	Buyout	North America	6/30/2025	494,531	609,138
Cortec Group Fund VII, L.P. * (b) (c)	Buyout	North America	1/1/2025	3,448,314	3,779,502
Genstar Capital Partners IX, L.P. (b) (c)	Buyout	North America	1/1/2025	7,257,207	8,407,868
GPS Co-Invest (IGI III), L.P. * (b)	Buyout	North America	9/30/2025	1,952,296	2,055,004
GTCR Fund XII/AB LP (b) (c)	Buyout	North America	1/1/2025	6,132,215	5,051,111
IK Small Cap II Fund No.1 SCSp (b)	Buyout	Europe	12/31/2024	648,913	782,375
Inflexion Buyout Fund V (No. 1) Limited Partnership (b) (c)	Buyout	Europe	12/31/2024	2,729,567	1,913,413
Inverness Graham Investments III, L.P. * (b) (c)	Buyout	North America	9/30/2025	5,770,616	5,965,769
Inverness Graham Investments IV, L.P. * (b) (c)	Buyout	North America	9/30/2025	14,616,991	15,604,728
MetLife Investment Private Equity Partners II (Feeder), LP * (b) (c)	Buyout	North America	9/30/2025	7,327,529	8,069,462

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

September 30, 2025 (unaudited)

	Investment Strategy	Geographic Region	Acquisition Date	Cost Basis	Fair Value
Secondary Investments (continued)
MLC Private Equity Partners Feeder, L.P. * (b) (c)	Buyout	North America	9/30/2025	$8,537,770	$9,109,845
Pacific Equity Partners Fund VI, L.P. * (b) (c)	Buyout	Asia - Pacific	1/1/2025	3,380,817	3,794,715
Pamlico Capital IV, L.P. (b) (c)	Buyout	North America	1/1/2025	9,722,145	9,021,838
Platinum Equity Capital Partners IV, L.P. * (b) (c)	Buyout	North America	6/30/2025	7,021,304	9,193,468
Redpoint Omega III, L.P. * (b)	Growth Capital	North America	1/1/2025	5,942,035	5,625,252
Sentinel Capital Partners VI, L.P. * (b) (c)	Buyout	North America	1/1/2025	3,467,568	3,116,104
SK Capital Partners V-A, L.P. (b) (c)	Buyout	North America	1/1/2025	5,750,060	4,376,306
SkyKnight Capital II CV B, L.P. * (b) (c)	Buyout	North America	9/30/2025	9,826,754	10,558,866
Thoma Bravo Discover Fund III, L.P. * (b) (c)	Buyout	North America	1/1/2025	7,022,430	8,656,379
Warburg Pincus Private Equity XII-E, L.P. * (b)	Buyout	North America	6/30/2025	8,907,900	12,069,380
Webster Capital IV, L.P. * (b) (c)	Buyout	North America	9/30/2025	13,706,975	14,020,341
Webster Equity Partners V, L.P * (b) (c)	Buyout	North America	9/30/2025	26,035,615	27,803,731
WPEF VII Feeder 2 ILP (b) (c)	Buyout	Europe	1/1/2025	6,703,159	7,711,255
Total Secondary Investments (Cost $219,201,705)				$219,201,705	$239,145,544
Total Private Equity Investments (Cost $248,447,156)				$248,447,156	$269,014,883
				Shares	Fair Value
Short-Term Investments (40.42%)
State Street Institutional US Government Money Market Fund, 4.09% (d)				135,086,768	$135,086,768
Total Short-Term Investments (Cost $135,086,768)					$135,086,768
Total Investments (Cost $383,533,924) (120.90%)					$404,101,651
Other Assets and (Liabilities), Net ((20.90)%)					(69,849,610)
Net Assets (100.00%)					$334,252,041

*  Non Income Producing Security.

(a)  See Note 4 for liquidity terms.

(b)  Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $269,014,884, or 80.48% of net assets.

(c)  The Fund has unfunded commitments to the indicated investment as of September 30, 2025. Total unfunded commitments amount to $34,999,283 as of September 30, 2025.

(d)  The rate shown is the annualized seven-day yield as of September 30, 2025.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

September 30, 2025 (unaudited)

Summary of Investments by Strategy (as a Percentage of Net Assets)
Co-Investments	8.93%
Secondary Investments	71.55%
Short-Term Investments	40.42%
Other Assets and (Liabilities)	(20.90)%
Total Net Assets	100.00%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025 (Unaudited)

ASSETS
Investments, at fair value (cost $248,447,156)	$269,014,883
Short-term investments, at fair value (cost $135,086,768)	135,086,768
Cash and cash equivalents	1,121,371
Due from adviser	3,372,375
Deferred offering costs	741,648
Dividends and interest receivable	585,968
Receivable for distributions from investments	31,783
Prepaid expenses	29,684
Total assets	409,984,480
LIABILITIES
Payable for investments purchased	71,114,618
Offering costs payable	1,892,816
Organizational costs payable	1,161,667
Professional fees payable	835,948
Line of credit fees payable	105,156
Other liabilities payable	622,234
Total liabilities	75,732,439
NET ASSETS	$334,252,041
Commitments and Contingencies (Note 4)
COMPOSITION OF NET ASSETS
Paid-in capital	$301,146,165
Distributable earnings (accumulated loss)	33,105,876
NET ASSETS	$334,252,041
Class I
Net assets	$122,490,630
Shares outstanding	5,414,580
Net asset value per share	$22.62
Class S
Net assets	$211,761,411
Shares outstanding	9,378,288
Net asset value per share	$22.58

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2025 (unaudited)
INVESTMENT INCOME
Dividend income	$2,173,375
Interest income	40
Total investment income	2,173,415
EXPENSES
Incentive fees	3,794,065
Professional fees	1,633,109
Offering costs	941,783
Advisory fees	510,241
Line of credit fees	585,994
Organizational costs	218,108
Accounting and administration fees	146,809
Transfer agency fees	38,750
Custodian fees	8,784
Other operating expenses	561,953
Total expenses	8,439,596
WAIVERS/REIMBURSEMENTS (SEE NOTE 5c)
Waiver of advisory fees	(510,241)
Waiver of incentive fees	(3,794,065)
Less: Expense reimbursements	(1,789,751)
Total waivers/reimbursements	(6,094,057)
Total net expenses	2,345,539
Net investment income	(172,124)
NET REALIZED GAIN (LOSS) ON:
Investments	10,638,585
Foreign currencies	(9,496)
Net realized gain	10,629,089
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	13,133,383
Foreign currencies	27
Net change in unrealized appreciation (depreciation)	13,133,410
Net realized and unrealized gain (loss)	23,762,499
Net increase (decrease) in net assets from operations	$23,590,375

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (unaudited)	For the Period from December 31, 2024 (Commencement of Operations) to March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(172,124)	$44,676
Net realized gain	10,629,089	2,079,044
Net change in unrealized appreciation (depreciation)	13,133,410	7,434,320
Net increase (decrease) in net assets from operations	23,590,375	9,558,040
CAPITAL TRANSACTIONS (SEE NOTE 6):
Proceeds from shares issued
Class I	85,383,680	149,900,000
Class S1	190,719,946	—
Cost of shares redeemed
Class I	(125,000,000)	—
Total increase in net assets	174,694,001	159,458,040
Net assets at beginning of period	159,558,040	100,000
Net assets at end of period	$334,252,041	$159,558,040

1  Class S commenced operations on July 1, 2025.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

For the Six Months Ended September 30, 2025 (unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase/(decrease) in net assets from operations	$23,590,375
Adjustments to reconcile net increase (decrease) in net assets from operations:
Net realized gain from investments	(10,638,585)
Net change in unrealized (appreciation) depreciation on investments	(13,133,383)
Purchases of investments	(164,414,487)
Distributions received from investments	3,969,005
Purchases of short-term investments	(282,337,566)
Proceeds from sale of short-term investments	211,268,232
Net realized gain on distributions from investments	10,638,585
Amortization of deferred offering costs	941,783
Offering costs paid	(155,534)
(Increase)/Decrease in Assets:
Increase in due from adviser	(1,789,751)
Increase in receivable for distributions from investments	(1,912)
Decrease in prepaid expenses	68,637
Increase in dividends and interest receivable	(423,520)
Increase/(Decrease) in Liabilities:
Increase in organizational costs payable	218,108
Increase in professional fees payable	603,009
Increase in payable for investments purchased	71,070,862
Increase in line of credit fees payable	105,156
Increase in other liabilities payable	438,731
Net cash used in operating activities	$(149,982,255)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	276,103,626
Redemption of shares	(125,000,000)
Net cash provided by financing activities	$151,103,626
Net change in cash	$1,121,371
Cash at beginning of period	$—
Cash and cash equivalents at end of period	$1,121,371

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I	For the Six Months Ended September 30, 2025 (unaudited)	For the period December 31, 2024 (Commencement of Operations) to March 31, 2025
Per share operating performance:
Net asset value, beginning of period	$21.27	$20.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.01
Net realized & unrealized gain (loss)[1]	1.31	1.26
Total income (loss) from investment operations	1.35	1.27
Net asset value, end of period	$22.62	$21.27
Total return[2,3]	6.35%	6.35%
Ratios and supplemental data:
Net Assets, End of Period (000's)	$122,491	$159,558
Ratios to average net assets:[4,5]
Total expenses, before waiver	4.93%	3.08%
Total expenses, net of waiver	0.80%	1.50%
Net investment income (loss), before waiver	(3.24)%	(1.46)%
Net investment income (loss), after waiver	0.89%	0.12%
Portfolio turnover rate[3]	2.50%	2.00%

1  Calculated using average units outstanding.

2  Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

3  Not annualized.

4  The ratios do not include investment income or expenses of the Portfolio Funds.

5  Annualized with the exception of certain expenses.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class S	For the period July 1, 2025 (Commencement of Operations) to September 30, 2025
Per share operating performance:
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)
Net realized & unrealized gain (loss)[1]	2.63
Total income (loss) from investment operations	2.58
Net asset value, end of period	$22.58
Total return[2,3]	12.90%
Ratios and supplemental data:
Net Assets, End of Period (000's)	$211,761
Ratios to average net assets:[4,5]
Total expenses, before waiver	4.53%
Total expenses, net of waiver	2.26%
Net investment income (loss), before waiver	(2.50)%
Net investment income (loss), after waiver	(0.23)%
Portfolio turnover rate[3]	2.50%

1  Calculated using average units outstanding.

2  Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

3  Not annualized.

4  The ratios do not include investment income or expenses of the Portfolio Funds.

5  Annualized with the exception of certain expenses.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1.  Organization

North Haven Private Assets Fund (the "Fund") is a recently organized Delaware statutory trust formed on June 28, 2024 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. In addition, for U.S. federal income tax purposes, the Fund intends to elect to be treated and intends to qualify each taxable year thereafter as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), beginning with the Fund's fiscal year ending March 31, 2025. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Fund's Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust").

Morgan Stanley AIP GP LP (the "Adviser") serves as the Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board").

The Fund's investment objective is to seek to provide long-term capital appreciation through a highly curated portfolio of primarily private equity and other private assets (collectively, "private assets") actively managed by third-party managers ("Financial Sponsors"). The Fund's exposure to private assets will be focused primarily on private equity and, to a lesser extent, private credit and other private strategies. The Adviser intends to utilize a variety of investment techniques to obtain exposure to private assets, including (i) investments in private funds ("Partnership Interests") managed by Financial Sponsors via secondary purchases executed by the Adviser ("Secondary Partnership Interests") or, to a lesser extent, on a primary basis through commitments to recently established funds ("Primary Partnership Interests") and (ii) investments in operating companies or assets, typically alongside lead Financial Sponsors ("Asset-Specific Transactions"), often (but not exclusively) via co-investment transactions ("Co-Investments") GP-led Secondaries, or continuation fund opportunities.

The Fund's investment portfolio will include Secondary and Primary Partnership Interests, Co-Investments and GP-Led Secondaries. The investments in private asset funds managed by various unaffiliated asset managers ("Portfolio Funds") and special purpose vehicles that the Fund invests in hold securities issued primarily by private companies.

To manage portfolio liquidity, the Fund may also have exposure to privately placed debt securities and other yield-oriented investments, including without limitation 144A securities, syndicated and other floating rate senior secured loans issued in private placements by U.S. and foreign corporations, partnerships and other business entities, privately placed bank loans, restricted securities, and other securities and instruments issued in transactions exempt from the registration requirements of the U.S. Securities Act of 1933, as amended (the "Securities Act") ("Private Credit Investments"). To manage the liquidity of its investment portfolio, the Fund also intends to invest a portion of its assets in a portfolio of short-term debt securities, affiliated and unaffiliated money market securities, cash and/or cash equivalents ("Liquid Assets").

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private assets. For purposes of this policy, private assets include Partnership Interests, Asset-Specific Transactions and Private Credit Investments. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Portfolio Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a private asset, in each case that the Fund reasonably expects to be called in the future as qualifying private assets for purposes of its 80% policy.

The Fund offers three separate classes of common shares of beneficial interest in the Fund ("Shares") designated as Class S, Class D and Class I Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. No person who is admitted as a shareholder of the Fund (a "Shareholder") will have the right to require the Fund to redeem its Shares.

The business operations of the Fund are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Fund's Declaration of Trust. The Board provides broad oversight over the Adviser's implementation of the Fund's operations and affairs. A majority of the Board of is comprised of persons who are independent trustees.

The day-to-day portfolio management, short-term cash management and operations of the Fund are the responsibility of the Adviser, subject to oversight by the Board.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

2.  Significant Accounting Policies

a)  Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting policies ("US GAAP"). The Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services — Investment Companies," for the purpose of financial reporting. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All intercompany balances and transactions have been eliminated.

b)  Valuation of Investments

The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Fund has written valuation policies and procedures (the "Valuation Procedures"), which have been approved by the Board. Effective December 16, 2024. The Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser's fair valuation team is responsible for monitoring developments that may impact the fair value of securities. The Fund generally uses the latest net asset value ("NAV") provided by the manager or general partner of a Portfolio Fund (the "Portfolio Fund Manager") as a practical expedient to determine the fair value of its investments in Portfolio Funds and certain Co-Investments held through investment vehicles. Ordinarily, the fair value of a Portfolio Fund or Co-Investment held by the Fund is based on the NAV of that Portfolio Fund or Co-Investment reported by the Portfolio Fund Manager. If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent the fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund's valuation procedures. This may include adjusting the previous NAV provided by a Portfolio Fund Manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the Portfolio Fund Manager's valuation and the relevant valuation date, to the extent that the Adviser is aware of such information.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

c)  Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's consolidated financial statements are stated in United States Dollars ("USD").

d)  Cash

In order to maintain liquidity pending investment in private assets, the Fund uses non-interest bearing accounts at State Street Bank and Trust Company and only earns interest on amounts moved to money market funds.

e)  Liquid Assets

To manage the liquidity of its investment portfolio, the Fund may invest a portion of its assets in a portfolio of short-term debt securities, affiliated and unaffiliated money market securities, cash equivalents ("Liquid Assets"). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds).

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

2.  Significant Accounting Policies (Continued)

f)  Federal Income Taxes

The Fund intends to meet the requirements of the Code, applicable to regulated investment companies, and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements.

The Fund intends to make distributions in one or more payments on an annual basis in aggregate amounts representing substantially all of the Fund's "investment company taxable income" (including realized short-term capital gains), if any, earned during the year. Distributions may also include net capital gains, if any.

Because the Fund intends to qualify annually as a RIC for U.S. federal income tax purposes under Subchapter M of the Code, the Fund intends to distribute at least 90% of its annual net taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate.

The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or Co-Investments and expense reimbursements from the Adviser.

The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable.

g)  Organizational and Offering Costs

Organizational Expenses — Organizational costs are expensed as incurred and consist of costs incurred to establish the Fund and enable it to legally do business. For the period June 28, 2024 (Inception Date) to September 30, 2025, the Fund incurred organizational costs of $1,161,667. These costs, which have been incurred through September 30, 2025, have been and will continue to be paid by the Adviser. These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in Note 3.

Offering Costs — Offering costs are deferred until the Fund commences operations and then amortized over the first 12 months of operations on a straight-line basis. Offering costs consist of costs incurred in connection with the Fund's initial public offering of Shares, such as preparation of the Fund's registration statement. For the period June 28, 2024 (Inception Date) to September 30, 2025, the Fund incurred offering costs of $1,306,702. These costs, which have been incurred through September 30, 2025, have been and will continue to be paid by the Adviser. These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in Note 3.

h)  Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, which are recorded at NAV per share and approximate fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

2.  Significant Accounting Policies (Continued)

i)  Consolidation of Subsidiary

The consolidated financial statements of the Fund include the Fund and NHPAF Holdco LLC (a Delaware Limited Liability Company), NHPAF Blocker LLC (a Delaware Limited Liability Company), NHPAF GP LLC (a Delaware Limited Liability Company), and NHPAF Aggregator LP (a Delaware Limited Partnership), each a wholly-owned subsidiary of Fund. Inter-company balances and transactions have been eliminated in consolidation.

j)  Foreign Currency Translation

The books and records of the Fund are maintained in USD. Generally, valuations of assets and liabilities denominated in currencies other than the USD are translated into USD equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates.

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from other changes in fair values of the investments during the period.

k)  Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income and interest, is based on information received from the investment managers of the Portfolio Funds at the time of distribution. The change in unrealized appreciation (depreciation) on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund's share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.

l)  Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

3.  Fair Value Measurements

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•  Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

3.  Fair Value Measurements (Continued)

•  Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•  Level 3 — Significant unobservable inputs for the financial instrument (including management's own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds' net asset value as a "practical expedient," in accordance with ASC 820-10 and are excluded from leveling classification noted above.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary Partnership Interests and Secondary Partnership Interests.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

Portfolio Funds measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Portfolio Funds at their respective NAVs typically at each quarter.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these financial statements as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments in Portfolio Funds which are classified in the fair value hierarchy as of September 30, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Secondary Investments	$—	$—	$—	$239,145,544	$239,145,544
Co-Investments	—	—	—	29,869,339	29,869,339
Short-Term Investments	135,086,768	—	—	—	135,086,768
Total	$135,086,768	$—	$—	$269,014,883	$404,101,651

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at values at the beginning of the reporting period in which they occur.

4.  Unfunded Commitments

The Fund had the following unfunded commitments and unrealized appreciation/depreciation by investments as of September 30, 2025. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

4.  Unfunded Commitments (Continued)

Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Co-Investments	Investments in an operating company alongside other investors	$29,869,339	$—	None	N/A	Liquidity in the form of distributions from Private Market investments
Secondary Partnership Interests	Investments in existing Portfolio Funds that are typically acquired in privately negotiated transactions	239,145,544	34,999,283	None	N/A	Liquidity in the form of distributions from Private assets

* The information summarized in the table above represents the general terms for the specified investment type. Individual private assets may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most private assets have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

** Distributions from private assets occur at irregular intervals, and the exact timing of distributions from private assets cannot be determined. It is estimated that distributions will occur over the life of the private assets.

5.  Advisory Fee, Incentive Fee, Related Party Transactions and Other

a)  Advisory Fee

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a quarterly Advisory Fee at an annual rate of 1.25% based on the value of the Fund's net assets less cash and Cash Equivalents calculated and accrued monthly as of the last business day of each month (the "Advisory Fee"). For purposes of calculating the Advisory Fee, "Cash Equivalents" means any short-term investment securities with maturity periods of 90 days or less, including, for example, bank certificates of deposit, banker's acceptances, digitized fixed or tethered currency assets, Treasury bills, and commercial paper. For the avoidance of doubt, cash equivalents do not include investments in money market funds. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund's net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee (as defined below), if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Advisory Fee will be payable in arrears within five (5) business days after the completion of the net asset value computation for the quarter. The Advisory Fee is paid to the Adviser out of the Fund's assets, and therefore decreases the net profits or increases the net losses of the Fund. The Adviser has contractually agreed to waive its Advisory Fee for twelve (12) months from Initial Closing, which occurred on July 1, 2025. For the period ended September 30, 2025, the Fund incurred $510,241 in Advisory Fees of which $510,241 was waived by Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser will allocate the Fund's assets, determine which investments will be purchased, sold or exchanged and will implement such decisions in a manner consistent with the Fund's investment objective.

b)  Incentive Fee

The Adviser will be entitled to receive an incentive fee (the "Incentive Fee"), at the end of each calendar quarter, equal to 12.50% of the excess, if any, of (i) the Net Profits (as defined below) of the Fund for the relevant period over (ii) the then balance, if any, of the sum of the Hurdle Amount (as defined below) and the Loss Recovery Account (as defined below). The Adviser has contractually agreed to waive its Incentive Fee for twelve (12) months from the Initial Closing.

Specifically, the Adviser is entitled to receive an Incentive Fee in an amount equal to:

•  First, if the Net Profits for the applicable period exceeds the sum of the Hurdle Amount for that period and the Loss Recovery Account (any such excess, "Excess Profits"), 100% of such Excess Profits until the total amount allocated to the Adviser equals 12.5% of the sum of (x) the Hurdle Amount for that period and (y) any amount allocated to the Adviser pursuant to this clause (any such amount, the "Catch-Up"); and

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

5.  Advisory Fee, Incentive Fee, Related Party Transactions and Other (Continued)

•  Second, to the extent there are remaining Excess Profits, 12.5% of such remaining Excess Profits.

"Net Profits" shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such month, (B) the aggregate repurchase price of all shares repurchased by the Fund during such month and (C) the amount of dividends and other distributions paid in respect of the Fund during such month and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such month and (Y) the aggregate issue price of shares of the Fund issued during such month (excluding any Shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP).

"Hurdle Amount" means, for any month, that amount that results in a 5.00% annualized rate of return on the net asset value of the Fund as of the beginning of the month and the aggregate issue price of shares of the Fund issued during such month, taking into account: (i) the timing and amount of all distributions accrued or paid (without duplication) on all shares of the Fund minus Fund expenses (excluding Distribution and Servicing Fees); and (ii) all issuances of shares of the Fund over the period.

The ending net asset value of shares of the Fund used in calculating the total return will be calculated before giving effect to any allocation/accrual to the Incentive Fee and applicable expenses for the Distribution and Servicing Fees. For the avoidance of doubt, the calculation of the Hurdle Amount for any period will exclude any shares of the Fund repurchased during such period.

Except as described in Loss Recovery Account below, any amount by which Net Profits falls below the Hurdle Amount will not be carried forward to subsequent periods.

"Loss Recovery Account" means a memorandum account maintained by the Fund, which will have an initial balance of zero and will be (i) increased upon the close of each calendar month of the Fund by the amount of the net losses of the Fund for the month, before giving effect to any repurchases or distributions for such month, and (ii) decreased (but not below zero) upon the close of each calendar month by the amount of the net profits of the Fund for the month. For purposes of the Loss Recovery Account, the term "net losses" shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the beginning of such month and (B) the aggregate issue price of shares of the Fund issued during such month (excluding any Shares of such class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP) exceeds (ii) the sum of (X) the net asset value of the Fund as of the end of such month, (Y) the aggregate repurchase price of all shares repurchased by the Fund during such month and (Z) the amount of dividends and other distributions paid in respect of the Fund during such month and not reinvested in additional shares through the DRIP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the "net losses" calculation, the net asset value shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value.

For the period ended September 30, 2025, the Adviser waived $3,794,065 in Incentive Fees.

c)  Expense Limitation Agreement

Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") with the Fund, until July 31, 2026 the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit), valuation service providers and extraordinary expenses, if any; collectively, the "Excluded Expenses") do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund's average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund's annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

5.  Advisory Fee, Incentive Fee, Related Party Transactions and Other (Continued)

made within thirty-six months after the months in which the Adviser incurred the expense. The Adviser may extend the term for a period of one year on an annual basis. Only the Fund's Board of Trustees may terminate the Expense Limitation Agreement during its term. For the period ended September 30, 2025, the Adviser has reimbursed $1,789,751 to the Fund which is subject to recoupment by the Adviser.

Expiration Period
Less than 1 year	$—
1-2 years	—
2-3 years	3,372,375
Total	$3,372,375

d)  Distribution and Servicing Fee

Class S and Class D Shares are subject to an ongoing distribution and shareholder servicing fee (the "Distribution and Servicing Fee") to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class S or Class D Shares of the Fund. Although the Fund is not an open-end investment company, it will comply with the terms of Rule 12b-1 as a condition of the SEC exemptive relief, which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. Accordingly, the Fund has adopted a distribution and servicing plan for its Class S Shares and Class D Shares (the "Distribution and Servicing Plan") and pays the Distribution and Servicing Fee with respect to its Class S and Class D Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act.

Class S Shares and Class D Shares will pay a Distribution and Servicing Fee to Morgan Stanley Distribution, Inc., an affiliate of the Fund and the Adviser, as the distributor of the Fund, at an annual rate of 0.75% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class. For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable.

Class I Shares are not subject to a Distribution and Servicing Fee.

e)  Administrative Fees

The Fund has retained State Street Bank and Trust Company (the "Administrator") to provide it with certain administrative services, including fund administration and fund accounting services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the "Administration Fee"). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund.

f)  Transfer Agent

State Street Bank and Trust Company (the "Transfer Agent") serves as the transfer agent to the Fund. Under the Services Agreement with the Fund, SSB is responsible for maintaining all shareholder records of the Fund.

g)  Custodian

State Street Bank and Trust Company (the "Custodian") serves as custodian to the Fund. Under Custody Agreement with the Fund, the Custodian is responsible for the holding and safekeeping of the Fund's assets.

6.  Capital Shares

Shares are generally offered for purchase as of the first business day of each calendar month at the NAV per Share on that date. Fractions of Shares will be issued to one one-hundredth of a Share.

No Shareholder will have the right to require the Fund to redeem Shares. With very limited exceptions, Shares are not transferable, and liquidity for investments in Shares may be provided only through periodic offers by the Fund to repurchase Shares from Shareholders.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

6.  Capital Shares (Continued)

Shares are not listed on any securities exchange, and it is not anticipated that a secondary market for Shares will develop. Shares are subject to limitations on transferability, and liquidity will be provided only through limited repurchase offers.

To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Fund's Board of Trustees, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.

The Adviser expects, generally, to recommend to the Fund's Board of Trustees that, under normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund's net assets on a quarterly basis. The Adviser currently expects to recommend to the Fund's Board of Trustees that the Fund conducts its first repurchase offer following the second full quarter of Fund operations after the initial closing (or such earlier or later date as the Fund's Board of Trustees may determine).

A Shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. If such requirement is not waived by the Board, the Fund may redeem all of the Shareholder's Shares. To the extent a Shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the Shareholder requests to have repurchased, the Shareholder may maintain a balance of Shares of less than $10,000 following such Share repurchase.

A 2% early repurchase fee (the "Early Repurchase Fee") may be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder's purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a "first in-first out" basis. An Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. During the period ended September 30, 2025, no shares were tendered.

	For the Six Months Ended September 30, 2025 (unaudited)		For the Period from December 31, 2024 (Commencement of Operations) to March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Sales	4,164,580	$85,383,680	7,495,000	$149,900,000
Shares Repurchased	(6,250,000)	(125,000,000)	—	—
Net increase (decrease)	(2,085,420)	$(39,616,320)	7,495,000	$149,900,000
			For the Period from July 1, 2025 (Commencement of Operations) to September 30, 2025
			Shares	Dollar Amounts
Class S
Sales			9,378,290	$190,719,946
Net increase (decrease)			9,378,290	$190,719,946

7.  Investment Transactions

Total purchases of investments for the period ended September 30, 2025 amounted to $164,414,487. Total distribution proceeds from sale, redemption, or other disposition of investments for the period ended September 30, 2025 amounted to $3,969,005. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the Portfolio Fund Managers as to the amounts of taxable income allocated to the Fund as of September 30, 2025.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

8.  Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management's experience, the risk of loss from such claims is considered remote.

9.  Market Risk

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Investments in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell investments and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

10.  Dividend Reinvestment Plan

The Fund operates under a DRIP administered by State Street Bank and Trust Company Pursuant to the DRIP, the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund. Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to State Street Bank and Trust Company Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by State Street Bank and Trust Company 30 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Fund's distributions to shareholders are automatically reinvested in full and fractional Shares as described below. When the Fund declares a distribution, State Street Bank and Trust Company, on the shareholder's behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per Share for the relevant class of Shares.

11.  Subsequent Events

Management has evaluated subsequent events and transactions through the date the consolidated financial statements were issued and has determined that there were no material events that would require disclosure in the Fund's consolidated financial statements.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not Applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The Fund’s Consolidated Schedule of Investments as of September 30, 2025 is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable to this Report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not Applicable to this Report.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report on Form N-CSR.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this Report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	North Haven Private Assets Fund

By (Signature and Title)	/s/ Neha Champaneria Markle
Neha Champaneria Markle, Chief Executive Officer & President
(principal executive officer)

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Neha Champaneria Markle
Neha Champaneria Markle, Chief Executive Officer & President
(principal executive officer)

Date:	November 28, 2025

By (Signature and Title)	/s/ Anmol Darooka
Anmol Darooka, Chief Financial Officer & Treasurer
(principal financial officer)

Date:	November 28, 2025